Contributed Equity	12 Months Ended
Jun. 30, 2022
Contributed Equity [Abstract]
Contributed Equity

Note 22. Contributed Equity

	June 30, 2022	June 30, 2021	June 30, 2020
	US$	US$	US$
(a) Ordinary shares
Issued and fully paid at June 30	235,277,217	234,147,526	113,852,364
Movement in ordinary shares:
Opening balance	234,147,526	113,852,364	80,331,016
Issue of shares on exercise of options granted under the LTIP	1,129,691	3,271,542	284,828
Issue of shares on Nasdaq listing net of issuance cost $10,126,959	—	105,477,591	—
Issue of shares on exercise of pre-funded warrants net of issuance cost $1,099,412	—	11,546,029	—
Transfer from option reserve	—	—	—
	235,277,217	234,147,526	113,852,364
Ordinary shares on issue:	No:	No:	No:
Opening balance	351,003,541	269,157,769	249,414,839
Issue of shares on exercise of options granted under the LTIP	1,149,001	5,845,804	—
Issues of shares on Nasdaq listing	—	68,506,400	—
Issue of share on exercise of pre-funded warrants	—	7,493,568	—
	352,152,542	351,003,541	269,157,769

Fully paid ordinary shares have no par value, carry one vote per share and carry the right to dividends. No cash dividends have been paid, declared or recommended during or since the end of the financial year by the Company. We have not declared or paid any dividends on our ordinary shares. We intend to retain any earnings for use in our business and do not currently intend to pay cash dividends on our ordinary shares.  Dividends, if any, on our outstanding ordianry shares will be declared by and subject to the discretion of our board of directors, and subject to Australian law

Issued capital at June 30, 2022 amounted to US$235,277,217 (352,152,542 fully paid ordinary shares) net of share issue costs and tax.

During the year ended June 30, 2021 the Company issued 68,506,400 ordinary shares on Nasdaq listing for net proceeds of US$105,477,591 as well as issued 7,493,568 pre‑funded warrants for net proceeds of US$11,546,029.

At June 30, 2022, the company had 7,500,000 Non-Executive Director options that remain unexercised with expiry of November 2022 for 3,000,000 options, October 2024 for 2,000,000 options, January 2025 for 1,500,000 options, October 2025 for 500,000 options and April 2026 for 500,000 options.

At June 30, 2021, the company had 6,750,000 Non‑Executive Director options that remain unexercised with expiry of November 2022 for 3,000,000 options, October 2024 for 1,000,000 options and January 2022 for 750,000 options.

Options granted to directors and employees

The company has two share‑based payment schemes, the Long-Term Incentive Plan (LTIP) and Non‑Executive Director Share and Option Plan. Options to subscribe for the Company’s shares have been granted under these plans to certain employees and directors. The company granted 8,400,000 options/rights and 925,000 American Depository Shares (ADS) options over ordinary shares under these plans during the year ended June 30, 2022 (Note 30). These options/rights had a weighted average fair value at grant date of $0.781 per options and the ADS options had a weighted average fair value at grant date of $6.75. During the year ended June 30, 2022,

2,056,000 options granted under the LTIP and NED Plan were exercised for $1,129,691 ($257,175 for cash and $872,516 via cashless conversion).

The company granted 7,000,000 options over ordinary shares under these plans during the year ended June 30, 2021 (note 30). These options had a weighted average fair value at their grant date of US$1.03 per option. During June 30, 2021 8,400,000 options granted under the LTIP and NED Plan were exercised for US$3,271,542. No options were granted under the Plans during the year ended June 30, 2020.

	June 30, 2022	June 30, 2021	June 30, 2020
	US$	US$	US$
(b) Pre-funded warrants
Movement in pre-funded warrants:
Opening balance	—	—	—
Issue of pre-funded warrants in a US initial public offering	—	12,645,441	—
Cost of issue of pre-funded warrants	—	(1,099,412)	—
Issue of shares on exercise of pre-funded warrants	—	(11,546,029)	—
	—	—	—
Pre-funded warrants on issue:	No:	No:	No:
Opening balance	—	—	—
Issue of pre-funded warrants in a US Initial public offering	—	7,493,600	—
Exercise of pre-funded warrants	—	(7,493,568)	—
Forfeiture on exercise	—	(32)	—
	—	—	—

The Company issued 7,493,600 pre‑funded warrants for US$11,546,029 net of issue costs in respect of the US initial public offering in fiscal year 2021. The pre‑funded warrants were unquoted, having no voting or dividend rights and are exercisable to ADS’s at an exercise price of US$0.00001 per pre‑funded warrant on a one for one basis with no expiry date.     On June 21, 2021 all pre-funded warrants were exercised, converting to ADS’s.

(c) Capital management

The Group is not subject to any externally imposed capital requirements. When managing share capital, management’s objective is to ensure the entity continues as a going concern as well as to provide benefits to shareholders and for other stakeholders. In order to maintain or achieve an appropriate capital structure, the Company may issue new shares or reduce its share capital, subject to the provisions of the Company’s constitution. The Group only commits to significant R&D expenditure when this is fully funded either by existing funds or further equity raises.